Parent company only condensed financial information (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ 59,521	$ 8,383	¥ 57,819	¥ 42,301
Cash flows from investing activities:
Purchase of short-term investments	(193,605)	(27,269)	(180,291)	(167,684)
Maturity of short-term investments	217,184	30,590	165,093	113,362
Loans (provided to)/settled by internal companies	3,328	469	(502)	(169)
Other investing activities	(696)	(97)	(88)	1,587
Net cash used in investing activities	(59,543)	(8,386)	(54,026)	(74,248)
Cash flows from financing activities:
Repurchase of ordinary shares	(2,497)	(352)	(1,823)	(5,246)
Cash paid for dividends	(6,741)	(949)	(13,087)	0
Proceeds from short-term borrowings	17,343	2,443	33,208	7,133
Repayment of short-term borrowings	(16,192)	(2,281)	(31,804)	(5,982)
Proceeds from long-term borrowings	13,157	1,853	14,101
Other financing activities	(773)	(108)	(195)	(8)
Net cash provided by/(used in) financing activities	(5,808)	(818)	1,180	19,503
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	125	17	3,490	(1,498)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(5,705)	(804)	8,463	(13,942)
Cash, cash equivalents, and restricted cash at beginning of year	85,115	11,988	76,693	90,519
Cash, cash equivalents, and restricted cash at end of year	79,398	11,183	85,115	76,693
Parent company
Condensed Statements of Cash Flows
Net cash used in operating activities	(765)	(108)	(509)	(411)
Cash flows from investing activities:
Purchase of short-term investments	(2,833)	(399)		(3,189)
Maturity of short-term investments			1	6,546
Loans (provided to)/settled by internal companies	12,633	1,779	7,426	(20,900)
Other investing activities				3,147
Net cash used in investing activities	9,800	1,380	7,427	(14,396)
Cash flows from financing activities:
Repurchase of ordinary shares	(2,497)	(352)	(1,823)
Cash paid for dividends	(6,741)	(949)	(13,087)
Proceeds from short-term borrowings			3,945
Repayment of short-term borrowings			(7,005)
Proceeds from long-term borrowings			6,618
Repayment of unsecured senior notes				(3,246)
Other financing activities	33	5	1,043	62
Net cash provided by/(used in) financing activities	(9,205)	(1,296)	(10,309)	(3,184)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(71)	(10)	1,003	(136)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(241)	(34)	(2,388)	(18,127)
Cash, cash equivalents, and restricted cash at beginning of year	5,029	708	7,417	25,544
Cash, cash equivalents, and restricted cash at end of year	¥ 4,788	$ 674	¥ 5,029	¥ 7,417